Consolidated Statements of Income (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2009
Component of Operating Other Cost and Expense [Line Items]
Preferred shares	$ 20
Preferred share dividends and related accretion	(94)
Earnings allocated to participating share awards and other items.	(22)
Repurchase of American Express Series A preferred shares	(3,389)
Accelerated Accretion Expense [Member]
Component of Operating Other Cost and Expense [Line Items]
Preferred shares	$ 212